Reserves - Summary of Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 43,735,164	$ 45,642,323
Foreign currency translation reserve	(19,670,880)	(20,442,256)
Convertible loan note reserve	4,523,095	4,523,095
Reserves	28,587,379	29,723,162
Foreign currency translation reserve	(19,670,880)	(20,442,256)
Balance at the beginning of the year	137,590,257	183,936,275	$ 226,056,269
Equity settled share-based payments	(1,907,159)	3,179,670	5,301,155
Balance at the end of the year	161,671,072	137,590,257	183,936,275
Share-based Payment Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	45,642,323	42,462,654
Performance rights cash-settled in current period	(714,563)	(603,932)
Cashless exercise of options	(19,110)	(1,605,677)
Equity settled share-based payments	(1,142,636)	5,523,560
Exchange differences	(30,850)	(134,282)
Balance at the end of the year	43,735,164	45,642,323	42,462,654
Foreign Currency Translation Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	(20,440,815)	(16,626,918)
Exchange differences on translation of foreign operations	769,935	(3,813,897)
Balance at the end of the year	$ (19,670,880)	$ (20,440,815)	$ (16,626,918)